Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. As of December 31,2018 and 2017, the company was not aware of any material contingencies that required special attention.

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

The Company has entered into non-cancellable operating lease agreements for an office space and four apartment units for its executives. The office space has a lease term expiring in January 2020 with a monthly rental of $28,529. The four apartment units have lease terms expiring in November 2019, April 2019, January 2019 and May 2019 with monthly rentals of approximately $1,000, $4,400, $600 and $570 respectively.

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2018 are as follow:

Twelve months ending December 31	Minimum lease payment
2019	$358,372
2020	15,645
Total minimum payments required	$374,017

Rent expense for the years ended December 31, 2018, 2017 and 2016 was $428,346, $399,569 and $359,448, respectively.